Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums
Direct	$ 1,144	$ 1,178	$ 1,015
Assumed from other companies	0	0	0
Ceded to other companies	(358)	(347)	(291)
Premiums	786	831	724
Life, accident and health insurance in force
Direct	260,465	241,936	228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)
Life, accident and health insurance	$ 199,494	$ 182,353	$ 169,791